Schedule III - Schedule of Real Estate	12 Months Ended
Dec. 31, 2025
SEC Schedule, 12-28, Real Estate Companies, Investment in Real Estate and Accumulated Depreciation Disclosure [Abstract]
Schedule III - Schedule of Real Estate
Schedule III - Schedule of Real Estate
The following is a summary of the Company’s investment properties as of December 31, 2025 prepared in accordance with Rule 12-28 of Regulation S-X:

Corporación Inmobiliaria Vesta, S.A.B. de C.V.
Schedule III - Real Estate
As of December 31, 2025

Description				Initial Cost			Gross Cost as of December 31, 2025
Industrial Park	Location	# buildings	Encumbrances (a)	Land (b)	Building & Improvements (c)	Costs Capitalized Subsequent to Acquisition or Construction	Land	Building & Improvements	Fair Value Adjustments (d)	Cumulative Foreign Currency Translation Effect	Cost to conclude (e)	Fair Value at the End of the Year (f)(g)(h)	Year of construction / acquisition (i)
DSP	Aguascalientes	8	—	—	67,731,979	7,472,247	—	75,204,226	72,595,774	—	—	147,800,000	2014
Vesta Park Aguascalientes	Aguascalientes	5	—	1,310,069	22,448,978	7,104,381	1,310,069	29,553,360	33,216,571	—	—	64,080,000	2014
Los Bravos Vesta Park	Cd Juarez	4	—	6,796,499	6,994,614	14,393,744	6,796,499	21,388,358	7,235,143	—	—	35,420,000	2007
Vesta Park Juárez Sur I	Cd Juarez	7	—	10,582,374	48,408,722	10,747,353	10,582,374	59,156,075	56,931,551	—	—	126,670,000	2007
Vesta Park Guadalajara	Guadalajara	8	—	38,388,964	53,679,159	67,170,811	40,391,954	120,849,970	166,898,075	—	—	328,139,999	2020
Vesta Park Guadalupe	Monterrey	2	—	—	18,245,889	1,708,075	—	19,953,963	18,366,037	—	—	38,320,000	2021
Vesta Puebla I	Puebla	6	—	2,941,828	37,367,404	3,694,291	2,941,828	41,061,696	47,966,476	—	—	91,970,000	2015
Bernardo Quintana	Querétaro	8	36,650,000	3,941,469	18,132,773	10,307,670	3,941,469	28,440,443	13,028,088	—	—	45,410,000	1996
PIQ	Querétaro	13	45,680,000	11,860,812	60,902,884	11,008,371	11,860,812	71,911,255	79,477,933	—	(905,236)	162,344,764	2005
VP Querétaro	Querétaro	8	—	3,488,994	49,923,798	24,878,801	3,483,212	74,802,599	56,664,189	—	—	134,950,000	2016
Queretaro Aerospace Park	Querétaro	13	—	—	120,959,204	15,841,314	—	136,800,518	58,599,482	—	(6,392,837)	189,007,163	2009
SMA	San Miguel de Allende	7	—	11,140,979	33,559,225	7,845,731	11,140,979	41,404,956	44,654,063	—	(650,927)	96,549,072	2014
Las Colinas	Silao	7	31,600,000	8,957,440	30,014,764	4,964,855	8,957,440	34,979,618	16,312,942	—	—	60,250,000	2008
Vesta Park Puerto Interior	Silao	6	—	22,453,115	24,432,824	6,925,096	22,528,754	31,357,920	18,913,326	—	—	72,800,000	2014
Tres Naciones	SLP	10	—	16,683,579	25,450,392	14,317,036	16,683,579	39,767,428	21,798,993	—	—	78,250,000	1999
Vesta Park SLP	San Luis Potosí	4	—	—	30,427,295	5,537,158	—	35,964,453	23,945,547	—	—	59,910,000	2019
La Mesa Vesta Park	Tijuana	16	—	9,054,608	21,227,938	10,026,186	9,054,608	31,254,124	32,541,268	—	—	72,850,000	2005
Nordika	Tijuana	1	18,000,000	1,970,311	4,518,481	1,129,663	1,970,311	5,648,144	10,381,545	—	—	18,000,000	2013
El potrero	Tijuana	2	29,300,000	3,918,715	7,643,699	2,796,266	3,918,715	10,439,965	14,941,321	—	—	29,300,000	2007
Vesta Park Tijuana III	Tijuana	3	—	8,967,836	17,021,445	4,312,313	8,967,836	21,333,758	35,038,407	—	—	65,340,000	2007
Vesta Park Pacifico	Tijuana	2	—	3,320,210	13,454,123	1,205,593	3,320,210	14,659,717	17,620,074	—	—	35,600,000	2015
VP Lago Este	Tijuana	2	—	19,284,782	18,309,203	8,494,741	19,284,782	26,803,944	24,561,273	—	—	70,650,000	2017
Vesta Park Megaregion	Tijuana	6	—	8,619,298	64,868,663	94,318,073	8,619,298	159,186,736	(16,696,034)	—	—	151,110,000	2021
VPT I	Tlaxcala	4	—	1,986,312	18,283,246	2,347,875	1,986,312	20,631,121	22,882,567	—	—	45,500,000	2014
Exportec	Toluca	3	—	872,299	4,160,722	1,179,700	872,299	5,340,422	10,337,279	—	—	16,550,000	1998
T 2000	Toluca	3	—	10,436,630	20,079,946	27,250,863	10,436,630	47,330,809	37,952,561	—	—	95,720,000	1999
El Coecillo Vesta Park	Toluca	1	—	1,766,847	14,377,370	13,751,736	1,766,847	28,129,107	28,074,047	—	—	57,970,000	2000
Vesta Park Toluca I	Toluca	5	—	5,330,891	30,478,256	7,389,214	5,330,891	50,165,956	27,443,152	—	—	82,940,000	2005
Vesta Park Toluca II	Toluca	6	—	15,080,479	35,417,803	12,298,486	15,080,838	35,417,804	78,401,358	—	—	128,900,000	2005
Vesta Park Apodaca	Monterrey	8	—	14,643,591	68,705,100	55,660,299	14,470,403	124,365,399	146,704,198	—	(5,419,531)	280,120,469	2021
Vesta Park Juarez Oriente	Cd Juarez	5	—	—	40,959,547	2,174,352	—	43,133,899	90,716,101	—	—	133,850,000	2022
Las Ventanas Park	Matamoros	1	—	3,881,289	21,858,633	—	3,881,289	21,858,633	20,560,077	—	—	46,300,000	2017

Vesta Park Almar	Tijuana	2	—	—	15,711,289	4,713,213	—	20,424,502	33,885,498	—	—	54,310,000	2020
Vesta Park Rosarito I	Tijuana	1	—	2,891,498	15,168,855	1,587,702	2,891,498	16,756,557	251,945	—	—	19,900,000	2006
Vesta Lagos de Moreno	Lagos	3	—	3,498,267	27,368,941	10,412,754	3,498,267	37,781,694	53,690,817	(16,251,211)	—	78,719,568	2000
Vesta Tlaxcala	Tlaxcala	8	22,900,000	7,072,992	23,741,557	3,343,809	7,072,992	27,085,366	13,771,643	—	—	47,930,000	2001
Vesta Morelos	VM	2	—	6,033,568	9,140,732	966,211	6,033,568	10,106,943	18,859,489	—	—	35,000,000	2018
Stellantis I	Toluca	4	—	6,185,551	8,514,449	8,370,120	6,185,551	16,884,569	5,529,880	—	—	28,600,000	2022
San Martín Obispo	VM	1	—	—	21,391,458	3,461,020	—	24,852,478	137,517,522	—	(1,182,620)	161,187,380	2023
Vesta Park Tijuana Pacífico	Tijuana	11	—	—	—	2,949,703	—	2,949,703	71,500,297	—	—	74,450,000	2000
Vesta Park Santa Barbara	Edo. México	0	—	—	—	13,688	—	13,688	(13,688)	—	—	—	2025
Other	Other	15	80,190,000	51,130,324	94,910,020	1,559,241	51,130,324	96,469,261	59,620,415	—	(2,246,179)	204,973,822	2001
Total of operating parks		231	264,320,000	324,492,420	1,265,991,380	495,629,755	326,392,438	1,761,621,137	1,712,677,202	(16,251,211)	(16,797,330)	3,767,642,237

VP Guadalajara	Guadalajara	2	—	—	—	11,044,721	—	—	70,610,000	—	(24,458,312)	46,151,688	2025
Total of land and buildings under construction		2	—	—	—	11,044,721	—	—	70,610,000	—	(24,458,312)	46,151,688

VP SLP	San Luis Potosí		—	4,410,373	—	—	4,410,373	—	6,449,627	—	—	10,860,000	2019
VP Queretaro	Querétaro		—	12,108,126	—	—	12,108,126	—	9,721,874	—	—	21,830,000	2018
Vesta Park Puerto Interior	Silao		—	24,565,308	—	—	24,565,308	—	(5,935,308)	—	—	18,630,000	2015
Vesta Park Aguascalientes	Aguascalientes		—	16,064,942	—	—	16,064,942	—	12,285,058	—	—	28,350,000	2018
SMA	San Miguel de Allende		—	23,002,340	—	—	23,002,340	—	(7,562,340)	—	—	15,440,000	2015
Vesta Park Guadalajara	Guadalajara		—	11,705,077	—	—	11,705,077	—	26,344,923	—	—	38,050,000	2024
Vesta Park Megaregion	Tijuana		—	10,602,082	—	—	10,602,082	—	12,137,918	—	—	22,740,000	2024
CD Juarez Land Reserve	Cd Juarez		—	28,639,622	—	—	28,639,622	—	(2,659,622)	—	—	25,980,000	2025
Monterrey Land Reserve	Monterrey		—	109,985,784	—	—	109,985,784	—	5,174,216	—	—	115,160,000	2025
Vesta Park Santa Barbara	Edo. México		—	19,630,625.00	—	—	19,630,625.00	—	(1,020,625.00)	—	—	18,610,000.00	2025
Total of land reserves		0	—	260,714,279	—	—	260,714,279	—	54,935,721	—	—	315,650,000

		$233	$264,320,000	$585,206,699	$1,265,991,380	$506,674,476	$587,106,717	$1,761,621,137	$1,838,222,923	$(16,251,211)	$(41,255,642)	$4,129,443,925
a.Encumbrances include security trust agreements over some of our properties securing two subordinated loans acquired in 2016 and 2017.
b.Land amounts include land owned and does not include land easements in our real estate portfolio.
c.Amounts presented in building and improvements include building improvements costs, acquisition costs, land improvements costs, infrastructure costs and brokerage fees paid.
d.Vesta uses external appraisers in measuring the fair value for all of its investment properties. The independent appraisers hold recognized and relevant professional qualification and have recent experience of the location and category of the investment property being valued. The valuation model is in accordance with the guidance recommended by the International Valuation Standards Committee. These valuation models are consistent with the principles in IFRS 13.
e.Cost to conclude in our operating parks represent construction of new buildings in the related park.
f.See Note 8 of our audited consolidated financial statements as of December 31, 2025 for the reconciliation of investment properties for the years ended December 31, 2025, 2024 and 2023.
g.The aggregate cost for Federal income tax purposes as of December 31, 2025 was $2,849,822,944.
h.Accrued intercompany profits are US$0.0
i.Year of construction or acquisition represents the earliest year Vesta acquired or began construction in such property.